Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Consolidated net earnings	$ 83,573	$ 98,664	$ 88,164
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	173,407	181,537	179,391
Stock-based compensation expense	11,522	14,675	20,552
(Gains) Losses on divestitures and sales of assets	(15,494)	(4,492)	2,121
Deferred income taxes	11,324	935	8,685
Excess tax benefits from stock-based compensation transactions		(1,291)	(555)
Other items, net	1,598	4,629	(1,018)
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(19,375)	(20,546)	48,521
Inventories, net	(5,107)	1,241	(12,525)
Accounts payable	30,387	8,223	(10,452)
Other assets and liabilities, net	(12,741)	(13,767)	(4,516)
Net Cash Provided by Operating Activities	259,094	269,808	318,368
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(155,363)	(135,916)	(139,230)
Acquisitions, net	(91,569)	(43,299)	(49,593)
Proceeds from divestitures and sales of assets	8,008	5,033	7,792
Loan to affiliate			(4,000)
Railcar construction advances		(8,997)	(8,743)
Repayments of railcar construction advances		8,997	8,743
Net Cash Used for Investing Activities	(238,924)	(174,182)	(185,031)
Cash Flows from Financing Activities:
Borrowings of long-term debt	495,000	200,000	330,000
Repayments of long-term debt	(470,450)	(419,680)	(236,006)
Repayments on short-term facilities, net			(200,000)
Debt issuance costs	(3,329)	(80)	(2,389)
Change in bank overdraft	(2,123)	386	(2,940)
Payments on capital lease obligations		(308)	(137)
Dividends paid	(73,648)	(73,550)	(71,178)
Distributions to owners of noncontrolling interests	(1,000)		(2,562)
Purchase of remaining interest in existing subsidiaries	(10,394)		(17,060)
Issuances of common stock	1,473	3,047	294,177
Excess tax benefits from stock-based compensation transactions		1,291	555
Net Cash (Used for) Provided by Financing Activities	(64,471)	(288,894)	92,460
Net (Decrease) Increase in Cash and Cash Equivalents	(44,301)	(193,268)	225,797
Cash and Cash Equivalents, beginning of year	70,323	263,591	37,794
Cash and Cash Equivalents, end of year	26,022	70,323	263,591
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	60,740	68,135	72,027
Cash paid for income taxes	$ 13,889	$ 19,661	$ 17,087